Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Property, plant and equipment are amortized on a straight-line basis over their estimated useful lives as follows:

Buildings	10 - 30 years
Manufacturing plant, equipment and machinery	6 - 25 years
Fixtures, mobile and other equipment	3 - 10 years
Roads and bridges	Not exceeding 40 years
Major maintenance shutdowns	1 - 2 years
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at December 31, 2022	$3,520	$359	$44	$59	$3,982
Acquisition (note 3)	23	—	—	36	58
Additions	257	244	13	1	516
Amortization[1]	(451)	—	(11)	(1)	(462)
Impairment (note 17)	(202)	(7)	—	—	(209)
Transfer to disposal groups held for sale (note 6)	(50)	—	(3)	(1)	(54)
Foreign exchange	17	1	—	2	19
Disposals	(8)	—	—	(1)	(9)
Transfers	217	(222)	2	(1)	(4)
As at December 31, 2023	$3,319	$376	$46	$94	$3,835

As at December 31, 2023
Cost	$6,524	$376	$156	$95	$7,151
Accumulated amortization	(3,205)	—	(110)	(1)	(3,316)
Net	$3,319	$376	$46	$94	$3,835

As at December 31, 2023	$3,319	$376	$46	$94	$3,835
CPP agreement (note 3)	12	2	—	—	15
Additions	73	411	11	—	495
Amortization[1]	(462)	—	(7)	(1)	(470)
Impairment (note 17)	(15)	—	—	—	(15)
Foreign exchange	(11)	—	—	(5)	(16)
Disposals	(2)	—	—	—	(2)
Transfers	343	(343)	—	—	—
As at December 31, 2024	$3,259	$445	$49	$89	$3,842

As at December 31, 2024
Cost	$6,939	$445	$165	$91	$7,641
Accumulated amortization	(3,680)	—	(116)	(2)	(3,798)
Net	$3,259	$445	$49	$89	$3,842
1.Amortization of $462 million relates to cost of products sold and $8 million relates to selling, general and administration expense (2023 - $451 million and $11 million respectively).